Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*	Over the shorter term of the lease or the useful life of the asset

Computation of Basic and Diluted Income Per Ordinary Share

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2018	2019	2020
Net income attributable to ordinary shares (US$ thousands)	14,637	10,236	5,725

Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,552,094	7,520,389	7,118,244

Add assumed exercise of outstanding dilutive potential ordinary shares	105,236	52,228	38,519

Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,657,330	7,572,617	7,156,763

Basic income per ordinary shares (US$)	1.938	1.361	0.804

Diluted income per ordinary shares (US$)	1.912	1.352	0.800

Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	171,086	351,610	180,916